May 01, 2025
AZL MVP Moderate Index Strategy Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AZL MVP Moderate Index Strategy Fund AZL MVP Moderate Index Strategy Fund
Management Fee	0.10%
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.57%	[1]
Total Annual Fund Operating Expenses	0.72%
[1]	Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
AZL MVP Moderate Index Strategy Fund | AZL MVP Moderate Index Strategy Fund | USD ($)	74	230	401	894

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies of the Fund

The Fund is a fund of funds that, under normal market conditions, seeks to achieve its investment objective by investing approximately 95% of its assets in a combination of five underlying index funds:

Fund	Target Allocation
AZL Enhanced Bond Index Fund	38%
AZL S&P 500 Index Fund	34.5%
AZL International Index Fund	16.5%
AZL Mid Cap Index Fund	3.5%
AZL Small Cap Stock Index Fund	2.5%

In addition, under normal market conditions, the Fund will allocate approximately 5% of its assets to the MVP risk management process, described below.

The AZL Enhanced Bond Index Fund is a bond index fund, subadvised by BlackRock Financial Management, LLC; the other four underlying funds are equity index funds, subadvised by BlackRock Investment Management, LLC. Under normal market conditions, the Fund will allocate approximately 60% of its underlying fund assets in the underlying equity index funds and approximately 40% of its underlying fund assets in the underlying bond index fund. These target allocations represent the Fund’s long-term strategic asset allocation, which is not expected to change under normal market conditions.

The investment results of the underlying funds will vary. As a result, the Manager monitors the actual allocations to the underlying funds daily and periodically adjusts the actual allocations to attempt to achieve the target allocation. Generally, the Manager will seek to maintain the actual fund allocations to target using the cash flows that result from shareholders buying or selling shares in the Fund. However, if cash flows were insufficient to maintain the target allocations, the Manager would then buy or sell underlying funds as necessary to attempt to return the Fund’s actual asset allocations to the targets. Generally, the actual allocations will not be more than 10% above or below the targets.

The AZL Enhanced Bond Index Fund under normal circumstances invests in a combination of securities with an overall weighting close to the capitalization weights of the Bloomberg U.S. Aggregate Bond Index (the “Index”). Under normal market conditions, the Fund invests at least 80% of its net assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities. Further, under normal circumstances, the Fund invests at least 80% of the value of its net assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Index. The subadviser of the AZL Enhanced Bond Index Fund uses the Index as a guide in structuring the Fund and selecting its investments and manages the Fund to have similar overall interest rate risk to the Index, with the investment objective of seeking to exceed the total return of the Index.

The AZL S&P 500 Index Fund under normal circumstances invests at least 80% of the value of its net assets in the securities of or in a statistically selected sampling of the securities of companies included in the S&P 500 Index or in derivative instruments linked to that Index.

The AZL Mid Cap Index Fund under normal circumstances invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the S&P MidCap 400 Index and in derivative instruments linked to the S&P MidCap 400 Index, primarily futures contracts.

The AZL Small Cap Stock Index Fund under normal market conditions invests at least 80% of its assets, plus any borrowings for investment purposes, in investments of small-capitalization companies, which for this purpose are companies with market capitalizations (the total market value of a company’s outstanding stock) at the time of purchase included in the S&P SmallCap 600 Index.

The AZL International Index Fund under normal circumstances invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the MSCI EAFE Index and in derivative instruments linked to the MSCI EAFE Index, primarily futures contracts.

Under normal market conditions, the Fund will allocate approximately 95% of its assets to the underlying funds described above, and approximately 5% of the Fund’s assets may be invested in equity and/or fixed income futures, such as S&P 500 Index futures and U.S. Treasury futures, which generally are liquid. The futures strategy, called the MVP risk management process, involves a quantitative analysis and seeks to reduce the volatility of the Fund. Volatility refers to the amount by which the price of an investment can change over a period of time. High volatility indicates that the price has changed significantly, up or down, over a short time period; lower volatility indicates that the price is not changing dramatically, but at a steady pace over a period of time. Generally, higher volatility is considered to be more risky.

The goal of the MVP process is to achieve Fund volatility at or below 12% on an annualized basis over a full business cycle by either increasing or decreasing the exposure to equities over time. The Fund seeks to accomplish this primarily by selling equity index futures when markets experience heightened volatility, and by buying equity index futures when markets experience normal or lower levels of volatility. Futures are intended to provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to the underlying funds. As a result, the MVP process could cause the equity exposure of the Fund to fluctuate significantly but it will generally not be lower than 10%. The MVP process would generally not reduce equity exposure during periods of moderate and low market volatility but during periods of extreme market volatility the MVP process could result in Fund equity exposure that is significantly lower than 10%.

Due to market conditions or other factors, the actual or realized volatility of the Fund for any particular period of time may be materially higher than the threshold volatility level. The Fund’s threshold volatility level is not a total return performance target. It is possible for the Fund to maintain its volatility at or under its threshold volatility level while having negative performance returns.

Principal Risks of Investing in the Fund
Performance Information

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and ten years compare with those of a broad-based measure of market performance, the S&P 500 Index. The Fund’s performance also is compared to the Bloomberg U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to the Moderate Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500 Index (60%) and the Bloomberg U.S. Aggregate Bond Index (40%) in proportions similar to the equity to fixed income allocation of the Fund.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Prior to October 14, 2016, the Fund was managed pursuant to different investment strategies and known as the AZL MVP Invesco Equity and Income Fund. Consequently, the performance information shown below for periods prior to October 14, 2016, reflects the Fund’s prior investment strategies and not its current investment strategies.

Performance Bar Chart and Table Calendar Year Total Return Annual Return %

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2020)	10.04%
Lowest (Q1, 2020)	-11.56%

Average Annual Total Returns
Average Annual Returns - AZL MVP Moderate Index Strategy Fund		1 Year	5 Years	10 Years
AZL MVP Moderate Index Strategy Fund		9.93%	4.99%	5.18%
S&P 500 Index	[1]	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	[1]	1.25%	(0.33%)	1.35%
Moderate Composite Index	[1]	15.13%	8.80%	8.57%
[1]	Reflects no deduction for fees, expenses, or taxes.